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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marketfield Asset Management LLC
Address:   292 Madison Avenue, 14th Floor
           New York, New York 10017

Form 13F File Number: _______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Shaoul
Title:     Chief Executive Officer
Phone:     212-514-2350

Signature, Place, and Date of Signing:

   /s/  Michael Shaoul        New York, New York        February 12, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 -----------------------------

Form 13F Information Table Entry Total:          49
                                                 -----------------------------

Form 13F Information Table Value Total:          $ 3,083,747 (thousands)
                                                 -----------------------------

List of Other Included Managers: NONE

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                                   FORM 13F
                               INFORMATION TABLE

                                                                                                          VOTING AUTHORITY
                                                            VALUE   SHRS OR                 INVEST OTHER -------------------
NAME OF ISSUER                   TITLE OF CLASS    CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL DISCR  MGRS   SOLE   SHARED NONE
--------------                  ---------------- --------- -------- ------- ------ -------- ------ ----- ------- ------ ----
3M CO                           COM              88579Y101   58579   630900   SH             Sole         630900
AMAZON COM INC                  COM              023135106   61448   244941   SH             Sole         244941
BB&T CORP                       COM              054937107   59789  2053900   SH             Sole        2053900
BEACON ROOFING SUPPLY INC       COM              073685109   85012  2554433   SH             Sole        2554433
CARPENTER TECHNOLOGY CORP       COM              144285103   59478  1152000   SH             Sole        1152000
CATERPILLAR INC DEL             COM              149123101   70647   788400   SH             Sole         788400
CIT GROUP INC                   COM NEW          125581801   67396  1744200   SH             Sole        1744200
COLGATE PALMOLIVE CO            COM              194162103   40436   386800   SH             Sole         386800
COSTCO WHSL CORP NEW            COM              22160K105   71490   724100   SH             Sole         724100
CUMMINS INC                     COM              231021106   72064   665100   SH             Sole         665100
DEERE & CO                      COM              244199105   70432   815000   SH             Sole         815000
D R HORTON INC                  COM              23331A109   40813  2063366   SH             Sole        2063366
DU PONT E I DE NEMOURS & CO     COM              263534109   47227  1050000   SH             Sole        1050000
EAGLE MATERIALS INC             COM              26969P108  113659  1942886   SH             Sole        1942886
EBAY INC                        COM              278642103   68311  1339500   SH             Sole        1339500
FACEBOOK INC                    CL A             30303M102   84400  3170600   SH             Sole        3170600
FEDEX CORP                      COM              31428X106   57545   627400   SH             Sole         627400
FIFTH THIRD BANCORP             COM              316773100   45766  3010900   SH             Sole        3010900
GENERAL ELECTRIC CO             COM              369604103   90358  4304800   SH             Sole        4304800
HERSHEY CO                      COM              427866108   43267   599100   SH             Sole         599100
HEINZ H J CO                    COM              423074103   52123   903665   SH             Sole         903665
HOME DEPOT INC                  COM              437076102   79972  1293000   SH             Sole        1293000
INGERSOLL-RAND PLC              SHS              G47791101   62406  1301200   SH             Sole        1301200
IRELAND BK                      SPNSRD ADR NEW   46267Q202   26737  4113400   SH             Sole        4113400
ISHARES INC                     MSCI EMU INDEX   464286608   51290  1532890   SH             Sole        1532890
ISHARES INC                     MSCI ITALY       464286855   93151  6925709   SH             Sole        6925709
ISHARES INC                     MSCI MEX INVEST  464286822  114441  1622589   SH             Sole        1622589
ISHARES INC                     MSCI JAPAN       464286848    6250   250000   SH     CALL    Sole         250000
ISHARES TR                      TRANSP AVE IDX   464287192  125282  1327909   SH             Sole        1327909
ISHARES TR                      FTSE CHINA25 IDX 464287184     150    25040   SH     PUT     Sole          25040
ISHARES TR                      BARCLYS 20+ YR   464287432    7611    23783   SH     PUT     Sole          23783
ISHARES TR                      BARCLYS 20+ YR   464287432    6331    23799   SH     PUT     Sole          23799

                                                                                                           VOTING AUTHORITY
                                                             VALUE   SHRS OR                 INVEST OTHER -------------------
NAME OF ISSUER                     TITLE OF CLASS   CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL DISCR  MGRS   SOLE   SHARED NONE
--------------                   ---------------- --------- -------- ------- ------ -------- ------ ----- ------- ------ ----
KANSAS CITY SOUTHERN              COM NEW         485170302   54821   656700   SH             Sole         656700
LANDSTAR SYS INC                  COM             515098101   65801  1254300   SH             Sole        1254300
MOHAWK INDS INC                   COM             608190104   75144   830601   SH             Sole         830601
NATIONAL OILWELL VARCO INC        COM             637071101   49492   724100   SH             Sole         724100
OLD DOMINION FGHT LINES INC       COM             679580100   78176  2280500   SH             Sole        2280500
PANDORA MEDIA INC                 COM             698354107   40934  4459000   SH             Sole        4459000
PRECISION CASTPARTS CORP          COM             740189105   50613   267200   SH             Sole         267200
RAYONIER INC                      COM             754907103   51542   994440   SH             Sole         994440
RYLAND GROUP INC                  COM             783764103   52839  1447640   SH             Sole        1447640
SHERWIN WILLIAMS CO               COM             824348106   84372   548513   SH             Sole         548513
SPDR SERIES TRUST                 S&P HOMEBUILD   78464A888   75068  2822090   SH             Sole        2822090
SPDR SERIES TRUST                 S&P REGL BKG    78464A698  122435  4377358   SH             Sole        4377358
STEEL DYNAMICS INC                COM             858119100   78960  5750900   SH             Sole        5750900
TERADATA CORP DEL                 COM             88076W103   43373   700800   SH             Sole         700800
TOLL BROTHERS INC                 COM             889478103   38126  1179289   SH             Sole        1179289
U S G CORP                        COM NEW         903293405  102902  3665900   SH             Sole        3665900
UNION PAC CORP                    COM             907818108   85288   678400   SH             Sole         678400